Note 9 - Exploration and Evaluation Assets (Details Textual) - CAD ($) $ / shares in Units, $ in Thousands											7 Months Ended	12 Months Ended				19 Months Ended
	Jan. 18, 2024	Jan. 02, 2024	Jan. 01, 2024	Jul. 13, 2023	Jul. 01, 2023	Jan. 01, 2023	Dec. 05, 2022	Dec. 01, 2022	Jul. 04, 2022	Jun. 13, 2022	Dec. 31, 2023	Nov. 30, 2023	Jun. 01, 2023	Nov. 30, 2022	Nov. 30, 2021	Dec. 31, 2023
Statement Line Items [Line Items]
Recovery on receipt of mineral property option												$ 2,696		$ 1,379
Weighted average share price (in CAD per share)												$ 1.22		$ 2.25
Increase (decrease) through equity investments designated at fair value through other comprehensive income												$ 4,599		$ 8,689
Impairment of exploration and evaluation assets												$ 1,809		$ 0
Brokered private placement [member] | NevGold [member] | Potential ordinary share transactions [member]
Statement Line Items [Line Items]
Purchase of equity, purchase price								$ 1,250
Brokered private placement [member] | NevGold [member] | Top of range [member]
Statement Line Items [Line Items]
Purchase of equity, purchase price									$ 1,250
Purchase of equity, percentage of gross proceeds									40.00%
NevGold Corp [member]
Statement Line Items [Line Items]
Increase (decrease) in equity investment designated at fair value through other comprehensive income, number of shares (in shares)										1,481,481				16,670,250	5,925,925
Weighted average share price (in CAD per share)										$ 0.675
Increase (decrease) through equity investments designated at fair value through other comprehensive income										$ 1,000				$ 3,489
Purchase of equity, purchase price								$ 1,250
Purchase of equity, number of shares received (in shares)				4,109,589		3,658,536	2,976,200					10,744,325
Purchase of equity, shares received amount				$ 1,562		$ 1,134
NevGold Corp [member] | Potential ordinary share transactions [member]
Statement Line Items [Line Items]
Weighted average share price (in CAD per share)	$ 0.3
Purchase of equity, number of shares received (in shares)	10,000,000
Almaden gold project [member]
Statement Line Items [Line Items]
Proportion of ownership interest in project										100.00%
Almaden gold project [member] | NevGold Corp [member]
Statement Line Items [Line Items]
Number of common shares receipt (in shares)										4,444,444
Common shares receipt, fair value									$ 2,489
Share price (in CAD per share)										$ 0.56
Mineral property option, carry amount												$ 1,110
Recovery on receipt of mineral property option										$ 1,379		2,696
Option Agreement, additional payments		$ 6,000	$ 3,000		$ 1,500	$ 1,500
Aggregating of project qualifying expenditure											$ 750		$ 1,500			$ 2,250
Maximum success-based Contingent Payments requirement										7,500
Contingent payments requirement, completion of a positive Preliminary Economic Assessment										500
Contingent payments requirement, completion of a positive Preliminary Feasibility Study										2,500
Contingent payments requirement, completion of a positive Feasibility Study										$ 4,500
Surubim gold project [member]
Statement Line Items [Line Items]
Impairment of exploration and evaluation assets												$ 1,809